Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forward	$ 586,600	$ 169,500
Accrued salary and other	35,821
Total gross deferred tax assets	622,421	169,500
Deferred tax liabilities:
Depreciation	(31,244)
Total gross deferred tax liabilities	(31,244)	169,500
Less valuation allowance	(591,177)	(169,500)
Net deferred tax assets